UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
MUNICIPAL BONDS AND NOTES (95.8%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (5.2%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds
Ser. B, 4s, 1/1/16	Aa1	$25,000	$25,785
Ser. A, 3s, 1/1/16	Aa1	35,000	35,822

AZ School Fac. Board COP, Ser. A-2, 4s, 9/1/15	A1	100,000	101,811

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	53,968

AZ State U. Rev. Bonds, Ser. 08-C, 5 1/2s, 7/1/15	AA	50,000	50,869

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 3s, 10/1/17	Aaa	100,000	105,806

Gilbert, Pub. Facs. Rev. Bonds, 5s, 7/1/18	AA+	100,000	112,908

Northern AZ U. Rev. Bonds, NATL, FGIC, 5 1/4s, 6/1/15	AA-	45,000	45,544

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3 3/4s, 7/1/24	BB+	25,000	25,413

U. Med. Ctr. Corp. Rev. Bonds, 5s, 7/1/17 (Escrowed to maturity)	Baa2	75,000	81,172

			639,098
California (12.6%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (O'Connor Woods), 3s, 1/1/16	A+	70,000	71,304

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F, 5s, 4/1/15	AA	30,000	30,115

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), 5s, 11/15/15	A1	50,000	51,682
(Northern CA Retirement Officers), 4s, 1/1/16	A+	50,000	51,528

CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/15) (Republic Svcs., Inc.), Ser. A, 0.4s, 8/1/23	BBB+	100,000	100,001

CA State G.O. Bonds, 5s, 9/1/15	Aa3	25,000	25,601

CA State Mandatory Put Bonds (12/1/16), 4s, 12/1/26	Aa3	150,000	156,489

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5s, 11/1/15	A1	100,000	103,237

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1 3/8s, 4/1/28	Aa3	75,000	75,305

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
AGM, 5s, 11/15/19	AA	100,000	116,309
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16 (Escrowed to maturity)	A+	45,000	48,299

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	78,698

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	26,886

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A1	50,000	54,997

Irvine, Special Tax Bonds (Cmnty. Facs. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,462

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4s, 9/2/16	BBB-	50,000	52,182

Los Angeles, G.O. Bonds, Ser. A, NATL, FGIC, 5 1/4s, 9/1/15	Aa2	35,000	35,882

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	22,452

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	34,914

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	79,535

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	46,789
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA	40,000	42,418

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, Ser. 34C, AGO, 4 1/4s, 5/1/15	AA	100,000	100,661

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 8/15/17	BBB+	50,000	53,769

			1,538,515
Colorado (1.0%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	80,418
4s, 11/15/17	A1	20,000	21,682

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	20,000	22,571

			124,671
Connecticut (0.6%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	76,074

			76,074
District of Colombia (0.7%)

DC G.O. Bonds, Ser. C, AGM, 5s, 6/1/16	Aa2	75,000	79,365

			79,365
Florida (3.1%)

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5 3/8s, 6/1/16	A+	15,000	15,900

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5 1/8s, 8/15/20	A3	30,000	34,531
(Baptist Hosp., Inc.), 5s, 8/15/18	A3	60,000	66,665

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4s, 10/1/16	A2	50,000	52,710

Kissimmee, Util. Auth. Rev. Bonds, AMBAC, 5s, 10/1/16	A1	50,000	51,332

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, Ser. B, AGM, 5s, 10/1/15	AA	50,000	51,390

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	104,311

			376,839
Georgia (1.1%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, Ser. B, 5s, 1/1/16	A1	25,000	25,980

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A	100,000	103,345

			129,325
Hawaii (1.0%)

HI State G.O. Bonds, 5s, 8/1/19	Aa2	100,000	116,502

			116,502
Illinois (5.5%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/21	A+	50,000	55,334

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5s, 1/1/17	A2	100,000	107,631
Ser. D, AGM, 4s, 1/1/18	AA	75,000	80,815

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	AA-	50,000	54,153

Chicago, Wtr. Reclamation Dist. G.O. Bonds, Ser. C, 5s, 12/1/15	AAA	105,000	108,757

Cook Cnty., G.O. Bonds (Arlington Heights Twp. Dist. No. 21), NATL, 4s, 12/1/15	Aa1	25,000	25,687

IL State G.O. Bonds, 5s, 7/1/17	A3	50,000	54,283

IL State Rev. Bonds
NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	42,624
Ser. B, 5s, 6/15/15	AAA	25,000	25,342

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5s, 1/1/19	Aa3	100,000	113,962

			668,588
Louisiana (1.3%)

LA State Hwy. Impt. Rev. Bonds, Ser. A, 5s, 6/15/16	Aa3	100,000	106,002

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	52,806

			158,808
Maryland (3.8%)

Baltimore Cnty., G.O. Bonds, Ser. B, 5s, 8/1/18	Aaa	100,000	113,622

MD State G.O. Bonds
5 1/2s, 3/1/15	Aaa	25,000	25,000
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	31,513
Ser. C, 4s, 8/15/18	Aaa	125,000	138,034

Montgomery Cnty., COP (Public Trans. Equip.), 4s, 5/1/15	Aa1	50,000	50,314

Prince George's Cnty., G.O. Bonds, Ser. A, 4s, 9/15/18	Aaa	100,000	110,381

			468,864
Massachusetts (5.9%)

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	26,299
Ser. D, 4s, 8/1/16	Aa1	30,000	31,559

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	53,750

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond), 5s, 2/1/17	Aaa	100,000	108,656

MA State Dev. Fin. Agcy. Rev. Bonds (Loomis Cmntys.), Ser. A, 3s, 1/1/17	BBB-	75,000	76,040

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds
(12/1/17) (Amherst College), Ser. H, 0.8s, 11/1/33	Aaa	100,000	99,892
(4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,000

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5s, 7/1/16	A-	25,000	26,323
(Northeastern U.), Ser. R, 4 1/2s, 10/1/15	A2	25,000	25,601

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4s, 12/1/44	Aa2	200,000	217,880

			716,000
Michigan (3.4%)

MI State Rev. Bonds, AGM, 4 1/2s, 9/15/15	AA	100,000	102,219

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	52,381

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A3	20,000	21,346
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	26,886

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17	BBB+/F	75,000	76,172

MI State Trunk Line Fund Rev. Bonds, Ser. A, NATL, 5 1/4s, 11/1/15	AA+	25,000	25,840

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 1/2s, 6/1/15	Baa2	30,000	30,346

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), 5s, 12/1/15	AA	25,000	25,834

Zeeland, Pub. Schools G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/15	AA	50,000	50,387

			411,411
Minnesota (3.7%)

Minneapolis, G.O. Bonds, Ser. A, zero %, 12/1/15	AAA	10,000	9,975

MN State G.O. Bonds (Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	26,643

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5s, 10/1/16	A2	100,000	106,887
5s, 10/1/15	A2	55,000	56,461

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1	100,000	108,982

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	37,969

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17	A2	25,000	26,916

U. of MN Rev. Bonds (State Supported Stadium Debt), 5s, 8/1/15	Aa1	50,000	50,998

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 1/1/16	Aa3	25,000	25,991

			450,822
Mississippi (1.2%)

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1 3/8s, 3/1/27	A-	150,000	151,463

			151,463
Montana (0.8%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3s, 12/1/43	Aa1	95,000	99,365

			99,365
Nevada (0.9%)

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BB/P	25,000	25,373

NV State Hwy. Rev. Bonds (Motor Vehicle Fuel Tax), 5s, 12/1/15	AAA	85,000	88,055

			113,428
New Hampshire (0.7%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 3s, 10/1/15	A2	85,000	86,312

			86,312
New Jersey (4.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 3s, 10/1/15	Aa2	100,000	101,649

NJ State G.O. Bonds, 5s, 6/1/15	A1	25,000	25,287

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction)
Ser. KK, 5s, 3/1/16	A2	20,000	20,842
Ser. W, 5s, 3/1/16 (Escrowed to maturity)	AA+	25,000	26,191

NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	52,844
(The College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	52,844

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	Baa3	10,000	10,106
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	21,047
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	A3	25,000	25,792

NJ State Tpk. Auth. Rev. Bonds, NATL, 6 1/2s, 1/1/16	AA-	90,000	94,524

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	78,908

			510,034
New Mexico (0.6%)

NM State U. Rev. Bonds, Ser. A, 4s, 4/1/15	AA	25,000	25,076

Santa Fe, Waste Wtr. Syst. Rev. Bonds, Ser. B, 2s, 6/1/15	AA	50,000	50,228

			75,304
New York (9.5%)

Metro. Trans. Auth. Rev. Bonds, Ser. F, 5s, 11/15/15	AA-	75,000	77,528

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	25,931

NY City, G.O. Bonds, Ser. E, AMBAC, 4s, 8/1/15	AA	25,000	25,399

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds (Fiscal 2009), Ser. S-2, 5s, 7/15/15	Aa2	75,000	76,331

NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, AMBAC, 5 1/4s, 5/15/15	Aa2	100,000	101,020
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	93,165

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	52,281

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5s, 2/15/19	AAA	100,000	115,066

NY State Thruway Auth. Rev. Bonds
Ser. A-1, 4 1/2s, 4/1/15	AA	15,000	15,053
Ser. A-2, 4s, 4/1/16	AA	50,000	52,017

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA	50,000	52,554
Ser. A, 5s, 4/1/16	AA	100,000	105,107

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	104,907

Port Auth. of NY & NJ Rev. Bonds, Ser. 178, 5s, 12/1/16	Aa3	100,000	107,702

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/17	AA	100,000	107,498

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	51,574

			1,163,133
North Carolina (1.3%)

Guilford Cnty., G.O. Bonds, Ser. C, 5s, 10/1/18	Aaa	100,000	114,050

NC Med. Care Comm. Retirement Fac. Rev. Bonds (The Forest at Duke, Inc.), 4.6s, 9/1/16	BBB+/F	20,000	20,567

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/17	A2	25,000	27,126

			161,743
Ohio (3.0%)

Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/15	Aa1	50,000	51,801

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	51,006

OH State G.O. Bonds
(Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	26,632
(Buckeye Savers), Ser. K, 5s, 5/1/15	AAA	100,000	100,806

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	21,015

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds, Ser. B, 5s, 6/1/18	Aaa	100,000	113,378

			364,638
Oklahoma (0.7%)

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, 5s, 6/1/17	AA	75,000	81,581

			81,581
Oregon (1.7%)

OR State G.O. Bonds
Ser. N, 4s, 12/1/16	Aa1	45,000	47,817
(Higher Ed.), Ser. B, 3 1/2s, 8/1/15	Aa1	25,000	25,346

OR State Rev. Bonds, Ser. A, 4s, 4/1/15 (Escrowed to maturity)	AAA	100,000	100,292

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL
5s, 6/15/16	Aa2	15,000	15,906
5s, 6/15/15	Aa2	15,000	15,206

			204,567
Pennsylvania (6.6%)

Chester Cnty., G.O. Bonds, 4s, 7/15/18	Aaa	100,000	110,213

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 2 1/4s, 7/1/17	Baa3	40,000	40,036

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	36,080

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	36,216

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/15	AA-	25,000	25,135

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5s, 5/1/16	BBB	75,000	77,816

PA G.O. Bonds, 5s, 3/1/16	Aa3	25,000	26,191

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	100,504

PA State G.O. Bonds
Ser. 2, 5s, 4/15/15	Aa3	15,000	15,084
Ser. 1, 5s, 3/15/15	Aa3	45,000	45,079

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (4/1/15) (Republic Services, Inc.), Ser. A, 0.37s, 4/1/19	BBB+	100,000	100,000

PA State Higher Edl. Fac. Auth. Rev. Bonds (Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	52,370

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC
5s, 12/1/16	AA	25,000	26,957
5s, 12/1/15	AA	40,000	41,431

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/16	AA	20,000	21,161

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA	50,000	53,525

			807,798
Tennessee (0.8%)

Franklin Cnty., Hlth. & Edl. Fac. Board Rev. Bonds (U. of the South), AMBAC, 4 1/2s, 9/1/30 (Prerefunded 9/1/15)	A+	50,000	51,064

Kingsport, G.O. Bonds, Ser. C, AGO, 3s, 3/1/16	Aa2	50,000	51,392

			102,456
Texas (9.9%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	106,065

Central TX Regl. Mobility Auth. Rev. Bonds, 5 3/4s, 1/1/17	Baa2	75,000	81,411

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 5s, 8/15/15	BBB	75,000	76,212

Fort Worth G.O. Bonds, 4s, 3/1/15	Aa1	50,000	50,000

Galena Park, G.O. Bonds (School Bldg.), PSFG, 5 1/2s, 8/15/16	Aaa	25,000	26,849

Hidalgo Cnty., G.O. Bonds, Ser. A, AGO, 3s, 8/15/15	Aa2	50,000	50,644

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/15	A	30,000	30,469

Montgomery Cnty., G.O. Bonds, AGM, 5s, 3/1/15	Aa1	100,000	100,000

Northside, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 4s, 2/15/18	Aaa	100,000	108,996

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	100,000	103,484

San Antonio, Rev. Bonds, NATL, FGIC, 5 1/2s, 5/15/15	Aa1	25,000	25,268

Spring Branch, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/1/17	Aaa	100,000	108,456

TX State G.O. Bonds (Trans. Comm.), Ser. A, 5s, 10/1/17	Aaa	100,000	111,144

TX State Rev. Bonds (A&M U.), Ser. B, 5s, 5/15/15 (Escrowed to maturity)	Aaa	25,000	25,244

U. of Texas Rev. Bonds, Ser. B, 3s, 8/15/17	Aaa	100,000	105,897

Waco, Hlth. Facs. Dev. Corp. Rev. Bonds (Hillcrest Health Syst., Inc.), Ser. A, NATL, FHA Insd., 4 1/2s, 8/1/35 (Prerefunded 8/1/16)	AA-	85,000	90,013

			1,200,152
Utah (0.1%)

UT State G.O. Bonds, Ser. B, 4s, 7/1/15	Aaa	15,000	15,190

			15,190
Washington (2.4%)

King Cnty., G.O. Bonds, Ser. D, 5s, 1/1/16	AAA	50,000	51,999

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	37,898

Tobacco Settlement Auth. of WA Rev. Bonds, 5s, 6/1/15	A	100,000	101,099

Vancouver, Downtown. Redev. Auth. Rev. Bonds (Conference Ctr.), Ser. A, 3s, 1/1/16	AA	90,000	91,706

WA State G.O. Bonds (Motor Vehicle Fuel Tax), Ser. C, 4s, 6/1/15	Aa1	15,000	15,141

			297,843
West Virginia (0.4%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	50,000	52,817

			52,817
Wisconsin (1.9%)

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	45,815

Nekoosa, Poll. Control Rev. Bonds (Nekoosa Papers, Inc.), Ser. A, 5.35s, 7/1/15	Baa1	30,000	30,443

WI State G.O. Bonds, Ser. 1, AMBAC, 5s, 5/1/16	Aa2	50,000	52,721

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds (Three Pillars Sr. Living), 3s, 8/15/16	A-/F	75,000	76,898

WI State, Clean Wtr. Rev. Bonds, Ser. 1, 3s, 6/1/15	Aa1	25,000	25,161

			231,038
TOTAL INVESTMENTS

Total investments (cost $11,598,578)			$11,673,744

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,182,358.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $11,598,578, resulting in gross unrealized appreciation and depreciation of $77,700 and $2,534, respectively, or net unrealized appreciation of $75,166.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	16.3%
	State debt	15.6
	Utilities	13.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$11,673,744	$—

Totals by level	$—	$11,673,744	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015